Description of Business and Significant Accounting Policies	12 Months Ended
Dec. 31, 2016
Disclosure Text Block [Abstract]
Description of Business and Significant Accounting Policies

Organization

RumbleON, Inc. (the “Company”) was incorporated in October, 2013 under the laws of the State of Nevada, as Smart Server, Inc. (“Smart Server”). On February 13, 2017, the Company changed its name from Smart Server, Inc. to RumbleON, Inc.

Description of Business

  Smart Server was formed to engage in the business of designing and developing computer application software for smart phones and tablet computers (“mobile payment application”) to provide customers at participating restaurants, bars, and clubs the ability to pay their bill with their smartphone without having to ask for the check. Smart Server ceased its software development activities in 2014 and, having no operations and no or nominal assets, met the definition of a "shell company" under the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

In July 2016, Berrard Holdings Limited Partnership ("Berrard Holdings") acquired 99.5% of the common stock of Smart Server from the prior owner of such shares and efforts began on the development of a unique, capital light, and disruptive e-commerce platform facilitating the ability of both consumers and dealers to Buy-Sell-Trade-Finance pre-owned recreation vehicles. It is our goal to have the platform recognized as the most trusted and effective solution for the sale, acquisition, and distribution of recreation vehicles and provide users an efficient, fast, transparent, and engaging experience. Our initial focus is the market for 650cc and larger on road motorcycles, particularly those concentrated in the Harley Davidson brand; we will look to extend to other brands and additional vehicle types and products as the platform matures.

RumbleON intends to both make consumers or dealers a cash offer for the purchase of their vehicle and provide them the flexibility to trade, list, consign, or auction their vehicle through the websites and mobile apps of RumbleON and our partner dealers. In addition, RumbleON will offer a large inventory of vehicles for sale on its website and will offer financing and associated products. RumbleON will earn fees and transaction income, and partner dealers will earn incremental revenue and enhance profitability through increased sales leads, and fees from inspection, reconditioning and distribution programs. RumbleON will be driven by a proprietary technology platform that was acquired on February 8, 2017 from NextGen Dealer Solutions, LLC. The NextGen platform provides integrated accounting, appraisal, inventory management, CRM, lead and call center management, equity mining, and other key services necessary to drive the online marketplace. For additional information, see Note 11 “Subsequent Events.”

As of December 31, 2016, the Company had a total of $1,350,580 in available cash. If we were to not receive any additional funds, we could not continue in business for the next 12 months with our currently available capital. Since inception, we have financed our cash flow requirements through debt and equity financing. As we expand our activities, we may, and most likely will, continue to experience net negative cash flows from operations, pending the Company’s ability to generate sustainable cash flow from the implementation of its business strategy and utilization of its e-commerce platform.

Year end

In October 2016, the Company changed its fiscal year-end from November 30 to December 31.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires estimates and assumptions that affect the reported amounts of assets and liabilities, revenue and expenses, and related disclosures of contingent assets and liabilities in the consolidated financial statements and accompanying notes. Estimates are used for, but not limited to, inventory valuation, depreciable lives, carrying value of intangible assets, sales returns, receivables valuation, restructuring-related liabilities, taxes, and contingencies. Actual results could differ materially from those estimates.

Earnings (Loss) Per Share

The Company follows the FASB Accounting Standards Codification (“ASC”) Topic 260-Earnings per share. Basic earnings per common share ("EPS") calculations are determined by dividing net income (loss) by the weighted average number of shares of common stock outstanding during the year. Diluted earnings (loss) per common share calculations are determined by dividing net income (loss) by the weighted average number of common shares and dilutive common share equivalents outstanding. During periods when common stock equivalents, if any, are anti-dilutive they are not considered in the computation.

Revenue Recognition

We recognize revenue when all of the following conditions are satisfied: (1) there is persuasive evidence of an arrangement; (2) the product or service has been provided to the customer; (3) the amount to be paid by the customer is fixed or determinable; and (4) the collection of our payment is probable.

Purchase Accounting for Business Combinations

The Company will account for acquisitions by allocating the fair value of the consideration transferred to the fair value of the assets acquired and liabilities assumed on the date of the acquisition and any remaining difference will be recorded as goodwill. Adjustments may be made to the preliminary purchase price allocation when facts and circumstances that existed on the date of the acquisition surface during the allocation period subsequent to the preliminary purchase price allocation, not to exceed one year from the date of acquisition. Contingent consideration is recorded at fair value based on the facts and circumstances on the date of the acquisition and any subsequent changes in the fair value are recorded through earnings each reporting period. Transactions that occur in conjunction with or subsequent to the closing date of the acquisition are evaluated and accounted for based on the facts and substance of the transactions.

Goodwill

Goodwill is not amortized but rather tested for impairment at least annually. The Company will test goodwill for impairment annually during the fourth quarter of each year. Goodwill will also be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount.  Impairment testing for goodwill will be done at the reporting unit level. A reporting unit is an operating segment or one level below an operating segment (also known as a component). A component of an operating segment is a reporting unit if the component constitutes a business for which discrete financial information is available, and segment management regularly reviews the operating results of that component.  The Company has concluded that currently it has one reporting unit.

Determining fair value includes the use of significant estimates and assumptions.  Management will utilize an income approach, specifically the discounted cash flow technique as a means for estimating fair value. This discounted cash flow analysis requires various assumptions including those about future cash flows, transactional and customer growth rates and discount rates. Expected cash flows are based on historical customer growth and the growth in transactions, including attrition, future strategic initiatives and continued long-term growth of the business. The discount rates used for the analysis will reflect a weighted average cost of capital based on industry and capital structure adjusted for equity risk and size risk premiums. These estimates can be affected by factors such as customer and transaction growth, pricing, and economic conditions that can be difficult to predict.

Other Assets

Included in “Other Assets” on our balance sheet will be identifiable intangible assets including customer relationships, non-compete agreements, trademarks, trade names and internet domain names, net of amortization. The estimated fair value of these intangible assets at the time of acquisition will be based upon various valuation techniques including replacement cost and discounted future cash flow projections.  Customer relationships will be amortized on a straight-line basis over the expected average life of the acquired accounts, which will be based upon several factors, including historical longevity of customers and contracts acquired and historical retention rates. Non-compete agreements will be amortized on a straight-line basis over the term of the agreement, which will generally not exceed five years. The Company will review the recoverability of these assets if events or circumstances indicate that the assets may be impaired and will periodically reevaluate the estimated remaining lives of these assets.

Trademarks, trade names and internet domain names are considered to be indefinite lived intangible assets unless specific evidence exists that a shorter life is more appropriate.  Indefinite lived intangible assets will be tested, at a minimum, on an annual basis using an income approach or sooner whenever events or changes in circumstances indicate that an asset may be impaired.

Long-Lived Assets

Fixed assets will be reviewed for impairment when events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable.  Recoverability of assets to be held and used will be measured by a comparison of the carrying amount of an asset to the future net cash flows expected to be generated by the asset.  If such assets or asset groups are considered to be impaired, the impairment to be recognized will be measured by the amount by which the carrying amount of the assets or asset groups exceeds the related fair values.  The Company will also perform a periodic assessment of the useful lives assigned to the long-lived assets.

Inventories

Inventories will be stated at the lower of cost or market.

Valuation Allowance for Accounts Receivable

We will estimate the allowance for doubtful accounts for accounts receivable by considering a number of factors, including overall credit quality, age of outstanding balances, historical write-off experience and specific account analysis that projects the ultimate collectability of the outstanding balances. Ultimately, actual results could differ from these assumptions.

Cash and Cash Equivalents

For the statements of cash flows, all highly liquid investments with an original maturity of three months or less are considered to be cash equivalents. The carrying value of these investments approximates fair value.

Marketing and Advertising Costs

Marketing costs primarily consist of targeted online advertising, television advertising, public relations expenditures, and payroll and related expenses for personnel engaged in marketing and selling activities and will be expensed as incurred. There were no marketing costs included in general and administrative expenses for the year ended December 31, 2016, for the month ended December 31, 2015 and for the year ended November 30, 2015.

Technology and Content

Technology costs for the RumbleON technology platform will be accounted for pursuant to ASC Topic 350-Intangibles — Goodwill and Other and will consist principally of development activities including payroll and related expenses for employees and third-party contractors involved in application, content, production, maintenance, operation, and platform development for new and existing products and services, as well as other technology infrastructure expenses. Technology and content costs for design or maintenance of internal-use software and general website development will be expensed as incurred. Costs incurred to develop new website functionality as well as new software products for resale and significant upgrades to existing platforms or modules will be capitalized and amortized over seven years.

The costs associated with the development of the Smart Server mobile payment application website were capitalized pursuant to ASC Topic 350-Intangibles — Goodwill and Other. Other costs related to the maintenance of the website were expensed as incurred. The Company commenced amortization upon the completion of the Company’s fully operational mobile payment application website. Amortization was provided over the estimated useful lives of three years using the straight-line method for financial statement purposes. Amortization expense for the year ended December 31, 2016, for the month ended December 31, 2015 and for the year ended November 30, 2015 was $1,900, $158 and $1,900, respectively. In December, 2016 the Company evaluated its mobile payment application website and recorded $792 of impairment. The carrying value of this website as of December 31, 2016, was $0.

Property and Equipment, Net

Property and equipment will be stated at cost less accumulated depreciation. Equipment will include assets such as furniture and fixtures, heavy equipment, servers, networking equipment, internal-use software and website development. Depreciation will be recorded on a straight-line basis over the estimated useful lives of the assets.

Fair Value of Financial Instruments

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of December 31, 2016, December 31, 2015 and November 30, 2015. The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values. These financial instruments include cash, prepaid expenses and accounts payable. Fair values were assumed to approximate carrying values for cash and payables because they are short term in nature and their carrying amounts approximate fair values or they are payable on demand.

ASC Topic 820-10-30-2 Fair Value Measurement establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. Observable inputs are from sources independent of the Company, whereas unobservable inputs reflect the Company’s assumptions about the inputs market participants would use in pricing the asset or liability developed on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1: The preferred inputs to valuation efforts are "quoted prices in active markets for identical assets or liabilities," with the caveat that the reporting entity must have access to that market. Information at this level is based on direct observations of transactions involving the same assets and liabilities, not assumptions, and thus offers superior reliability. However, relatively few items, especially physical assets, actually trade in active markets.

Level 2: FASB acknowledged that active markets for identical assets and liabilities are relatively uncommon and, even when they do exist, they may be too thin to provide reliable information. Inputs other than quoted market prices included in Level 1, they are observable for the asset of liability, either directly or indirectly, are Level 2 inputs.

Level 3: If inputs from levels 1 and 2 are not available, FASB acknowledges that fair value measures of many assets and liabilities are less precise. The board describes Level 3 inputs as "unobservable," and limits their use by saying they "shall be used to measure fair value to the extent that observable inputs are not available." This category allows "for situations in which there is little, if any, market activity for the asset or liability at the measurement date". Earlier in the standard, FASB explains that "observable inputs" are gathered from sources other than the reporting company and that they are expected to reflect assumptions made by market participants.

Beneficial Conversion Feature

From time to time, the Company may issue convertible notes that may have conversion prices that create an embedded beneficial conversion feature pursuant to the guidelines established by the ASC Topic 470-20, Debt with Conversion and Other Options. The Beneficial Conversion Feature ("BCF") of a convertible security is normally characterized as the convertible portion or feature of certain securities that provide a rate of conversion that is below market value or in-the-money when issued. The Company records a BCF related to the issuance of a convertible security when issued and also records the estimated fair value of any conversion feature issued with those securities. Beneficial conversion features that are contingent upon the occurrence of a future event are recorded when the contingency is resolved.

The BCF of a convertible note is measured by allocating a portion of the note's proceeds to the conversion feature, if applicable, and as a reduction of the carrying amount of the convertible note equal to the intrinsic value of the conversion feature, both of which are credited to additional paid-in-capital. The debt discount is amortized to interest expense over the life of the note using the effective interest method. The Company calculates the fair value of the conversion feature embedded in any convertible security using either a) the Black Scholes valuation model, or b) a discount cash flow analysis tested for sensitivity to key Level 3 inputs using Monte Carlo simulation.

Stock-Based Compensation

The Company records stock based compensation in accordance with the guidance in ASC Topic 505-Equity and 718-Compensation, Stock Expense, which requires the Company to recognize expenses related to the fair value of its employee stock option awards.  This eliminates accounting for share-based compensation transactions using the intrinsic value and requires instead that such transactions be accounted for using a fair-value-based method. The Company recognizes the cost of all share-based awards on a graded vesting basis over the vesting period of the award.

The Company accounts for equity instruments issued in exchange for the receipt of goods or services from other than employees in accordance with ASC 718-10 and the conclusions reached by the ASC Topic 505-50. Costs are measured at the estimated fair market value of the consideration received or the estimated fair value of the equity instruments issued, whichever is more reliably measurable. The value of equity instruments issued for consideration other than employee services is determined on the earliest of a performance commitment or completion of performance by the provider of goods or services as defined by ASC Topic 505-50.

Income Taxes

The Company follows ASC Topic 740-Income Taxes for recording the provision for income taxes. Deferred tax assets and liabilities are computed based upon the difference between the financial statement and income tax basis of assets and liabilities using the enacted marginal tax rate applicable when the related asset or liability is expected to be realized or settled. Deferred income tax expenses or benefits are based on the changes in the asset or liability each period. If available evidence suggests that it is more likely than not that some portion or all of the deferred tax assets will not be realized, a valuation allowance is required to reduce the deferred tax assets to the amount that is more likely than not to be realized. Future changes in such valuation allowance are included in the provision for deferred income taxes in the period of change. Deferred income taxes may arise from temporary differences resulting from income and expense items reported for financial accounting and tax purposes in different periods. Deferred taxes are classified as current or non-current, depending on the classification of assets and liabilities to which they relate. Deferred taxes arising from temporary differences that are not related to an asset or liability are classified as current or non-current depending on the periods in which the temporary differences are expected to reverse.

The Company applies a more-likely-than-not recognition threshold for all tax uncertainties. ASC Topic 740 only allows the recognition of those tax benefits that have a greater than fifty percent likelihood of being sustained upon examination by the taxing authorities. As of December 31, 2016, December 31, 2015 and November 30, 2015, the Company reviewed its tax positions and determined there were no outstanding, or retroactive tax positions with less than a 50% likelihood of being sustained upon examination by the taxing authorities, therefore this standard has not had a material effect on the Company.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

The Company classifies tax-related penalties and net interest as income tax expense. As of December 31, 2016, December 31, 2015 and November 30, 2015, no income tax expense has been incurred.

Recent Pronouncements

The Company has evaluated the recent accounting pronouncements through January 2017 and believes that none of them will have a material effect on the company’s financial statements.